Pension commitments, Major Categories of Plan Assets (Details) - USD ($) $ in Thousands		18 Months Ended
		Oct. 31, 2018	Apr. 30, 2017
Major categories of plan assets [Abstract]
Equity instruments	[1]	$ 51,514
Debt instruments	[1]	42,488
Real estate	[1]	2,058
Cash and cash equivalents	[1]	2,325
Re-insurance contracts with guaranteed interest rates	[1]	5,486
Other	[1]	6,986
Total	[1]	$ 110,857
Interest rate for majority re-insurance contracts		4.00%
Re-insurance assets value		$ 16,600	$ 22,100
Bottom of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		2.75%
Top of Range [Member]
Major categories of plan assets [Abstract]
Interest rate for remaining re-insurance contracts		3.25%
Quoted [Member]
Major categories of plan assets [Abstract]
Equity instruments	[1]	$ 49,890
Debt instruments	[1]	37,419
Real estate	[1]	1,987
Cash and cash equivalents	[1]	0
Re-insurance contracts with guaranteed interest rates	[1]	0
Other	[1]	0
Total	[1]	89,296
Unquoted [Member]
Major categories of plan assets [Abstract]
Equity instruments	[1]	1,624	0
Debt instruments	[1]	5,069	0
Real estate	[1]	71	0
Cash and cash equivalents	[1]	2,325	0
Re-insurance contracts with guaranteed interest rates	[1]	5,486	5,707
Other	[1]	6,986	0
Total	[1]	$ 21,561	$ 5,707

[1]	The majority of the re-insurance contracts have guaranteed interest rates of 4.0%, with the remaining at 3.25% or 2.75%.